EARNINGS (LOSS) PER SHARE - Basic earnings (losses) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Basic earnings per share
Resulted of the period attributable for controlling shareholders'	R$ (2,057,101)	R$ 700,548	R$ (15,479,631)	R$ (526,255)
Weighted average number of shares in the period			1,361,264	1,361,264
Weighted average treasury shares			(12,042)	(12,042)
Weighted average number of outstanding shares			1,349,222	1,349,222
Basic loss per common share - RS	R$ (1.52466)	R$ 0.51922	R$ (11.47301)	R$ (0.39004)